Details of Movement in Restructuring Provisions Recognized (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011
Restructuring Cost and Reserve [Line Items]
Provision balance at beginning of period		$ 3,874
Initial provision recognised	4,525	4,525	5,002	9,817
Cash payments		(3,209)		(5,689)
Amounts released		(119)
Property, plant and equipment write-off		(263)		(55)
Foreign exchange movement		1		(199)
Closing provision	284	284
Q1 Restructuring Plan
Restructuring Cost and Reserve [Line Items]
Initial provision recognised				5,002
Q3 Restructuring Plan
Restructuring Cost and Reserve [Line Items]
Initial provision recognised				4,815
Restructuring - Fiscal 2012 Plan
Restructuring Cost and Reserve [Line Items]
Initial provision recognised	4,644
Cash payments	(3,032)
Foreign exchange movement	(4)
Closing provision	1,608	1,608
Workforce Reduction | Restructuring - Fiscal 2012 Plan
Restructuring Cost and Reserve [Line Items]
Initial provision recognised	3,394
Cash payments	(2,719)
Foreign exchange movement	(4)
Closing provision	671	671
Workforce Reduction | Restructuring - Fiscal 2011 Plan
Restructuring Cost and Reserve [Line Items]
Provision balance at beginning of period		2,234
Initial provision recognised				7,836
Cash payments		(2,123)		(5,438)
Amounts released		(24)
Foreign exchange movement		(19)		(164)
Closing provision	68	68
Workforce Reduction | Restructuring - Fiscal 2011 Plan | Q1 Restructuring Plan
Restructuring Cost and Reserve [Line Items]
Initial provision recognised				3,956
Workforce Reduction | Restructuring - Fiscal 2011 Plan | Q3 Restructuring Plan
Restructuring Cost and Reserve [Line Items]
Initial provision recognised				3,880
Office Consolidations | Restructuring - Fiscal 2012 Plan
Restructuring Cost and Reserve [Line Items]
Initial provision recognised	1,250
Cash payments	(313)
Closing provision	937	937
Office Consolidations | Restructuring - Fiscal 2011 Plan
Restructuring Cost and Reserve [Line Items]
Provision balance at beginning of period		1,640
Initial provision recognised				1,981
Cash payments		(1,086)		(251)
Amounts released		(95)
Property, plant and equipment write-off		(263)		(55)
Foreign exchange movement		20		(35)
Closing provision	216	216
Office Consolidations | Restructuring - Fiscal 2011 Plan | Q1 Restructuring Plan
Restructuring Cost and Reserve [Line Items]
Initial provision recognised				1,046
Office Consolidations | Restructuring - Fiscal 2011 Plan | Q3 Restructuring Plan
Restructuring Cost and Reserve [Line Items]
Initial provision recognised				$ 935